Other income and expenses - Other operating expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and expenses
Currency losses	€ 1,111	€ 0	€ 0
Currency losses	431,000	741,000	86,000
Total other operating expenses	€ 431,000	€ 741,000	€ 86,000